Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2020
Other comprehensive income/(loss), net of tax:
Accumulated other comprehensive income
USD'000
Accumulated other comprehensive income as at December 31, 2018		100
Total net foreign currency translation adjustments	643
Total defined benefit pension adjustment	(2,199)
Total adjustment from liquidation of group companies	(21)
Total adjustment from sale of QuoVadis Group	34
Total adjustment from change in Ownership	(10)
Total Other comprehensive income/(loss), net		(1,553)
Accumulated other comprehensive income as at December 31, 2019		(1,453)
Total net foreign currency translation adjustments	2,270
Total Change in unrealized gains related to available-for-sale debt securities	5,385
Total defined benefit pension adjustment	1,189
Total adjustment from change in Ownership	(5)
Total Other comprehensive income/(loss), net		8,839
Accumulated other comprehensive income as at December 31, 2020		7,386